CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 29, 2019	Feb. 02, 2018	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Short-Term Debt [Line Items]
Warrant issued to common stock			107,494,116
Exercise price					$ 0.00475
G H S Investments [Member]
Short-Term Debt [Line Items]
Interest rate				8.00%
Convertible promissory note					$ 165,000
Golock Capital, LLC Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 302,067
Debt instrument, principal amount			$ 339,011	$ 339,011
Amount of additional penalties and interest			$ 1,172,782	1,172,782
Principal amount		$ 40,000
Interest rate		10.00%
Maturity date description		November 2, 2018
Conversion price		$ 0.015
Warrant issued to common stock		2,500,000
Exercise price		$ 0.015
Related debt discount		$ 40,000					$ 0
Increase/decrease in derivative liability		553,000
Financing cost		$ 43,250
Amendment [Member] | Golock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months, exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that Golock requested conversion.
Debt conversion, converted instrument, amount						$ 53,331
Debt conversion, converted instrument, accured interest						$ 23,102
Debt conversion, converted instrument, shares issued						100,000,000
Convertible notes payable						$ 339,010
Notes past due						$ 285,679
Amendment [Member] | Lender [Member]
Short-Term Debt [Line Items]
Notes past due				$ 73,204